Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value NIS 0.001 per share
Amount Registered | shares	8,513,503
Proposed Maximum Offering Price per Unit	9.92
Maximum Aggregate Offering Price	$ 84,453,949.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,663.09
Offering Note	Note to Amount Registered: (1) Represents 8,513,503 additional Class A ordinary shares, par value NIS 0.001 per share ("Class A ordinary shares"), of ODDITY Tech Ltd. (the "Registrant") reserved for issuance under the ODDITY Tech Ltd. 2023 Incentive Award Plan (the "2023 Plan") as a result of automatic annual share reserve increases that occurred on January 1, 2024, 2025 and 2026 pursuant to an annual increase provision described in Sections 4.1 and 11.25 of the 2023 Plan. Note to Amount Registered: (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Class A ordinary shares that become issuable under the 2023 Plan by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of the outstanding Class A ordinary shares. Note to Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Class A ordinary share as reported on The Nasdaq Global Market on June 3, 2026.